VCC MORTGAGE SECURITIES, LLC ABS-15G

EXHIBIT 99.16

Exception Level
Run Date - 12/27/2023
Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
Q4OUNEFVFQ5	XXXXXX			Credit	Credit Documents	Resolved	Resolved	XXXXXXX	Individual LOE/LOI not in file	* Individual LOE/LOI not in file (Lvl R)	The loan file is missing the Letter of Explanation verifying the borrower does not intend to occupy.		12/1/2023: 11/28/2023 File contains an excuted Business Purpose Disclousure. A signed letter is not needed	12/1/2023: Resolved. LOX not requried	12/1/2023: Resolved. LOX not requried
ELO35CW5GWX	XXXXXX			Credit	Credit Documents	Active	2: Acceptable with Warnings	XXXXXXX	Appraisal Report not in file	* Appraisal Report not in file (Lvl 2)	The file is missing the market rent.			12/1/2023: Provided an approved exception allowing based on mitigated factor of being seasoned investor.	12/1/2023: Provided an approved exception allowing based on mitigated factor of being seasoned investor.